Feb. 10, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated February 10, 2023 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

Share Class	Trigger Rate (As of February 10, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	6.13%	5.60%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Investors should retain this supplement for future reference.